Balance Sheet Components - Summary of Property Plant and Equipment (Parenthetical) (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 348,256	$ 343,599	$ 354,327
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	306,989	302,577	314,097
In Process And Not In Service [Member] | Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 9,100	$ 13,300	$ 48,800